Employee Benefit Plans (Unfunded) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Employee Benefit Plans (Unfunded) [Line Items]
Amount of compensated absences cost	$ (45,949)	$ (50,911)	$ (1,358)	$ 101,628
Contributions made to provident fund	$ 65,147	$ 106,493	$ 158,559	$ 218,823	$ 432,936	$ 622,401
Compensated absences					$ 139,965	$ 98,130